Long-term Debt - Summary of Secured and Unsecured Notes (Details)		12 Months Ended
	Dec. 11, 2017	Dec. 31, 2020
Five Point Seven Five Percent Senior Unsecured Notes due 2025 [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage	105.75%	100.00%
Debt Instrument, Redemption, Period One [Member] | Five Point Seven Five Percent Senior Unsecured Notes due 2025 [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage		102.875%
Debt Instrument, Redemption, Period Two [Member] | Five Point Seven Five Percent Senior Unsecured Notes due 2025 [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage		101.438%
Debt Instrument, Redemption, Period Two [Member] | Six Point Seven Five Percent Senior Secured Notes due 2022 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage		101.688%
Debt Instrument, Redemption, Period Three [Member] | Five Point Seven Five Percent Senior Unsecured Notes due 2025 [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage		100.00%
Debt Instrument, Redemption, Period Three [Member] | Six Point Seven Five Percent Senior Secured Notes due 2022 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage		100.00%